UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Managed Municipals Fund
Class 1 [SMMOX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$3,167,001,354
Total Number of Portfolio Holdings*	763
Portfolio Turnover Rate	5%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7710-STSR-1024

Western Asset Managed Municipals Fund
Class A [SHMMX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$3,167,001,354
Total Number of Portfolio Holdings*	763
Portfolio Turnover Rate	5%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7005-STSR-1024

Western Asset Managed Municipals Fund
Class C [SMMCX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$3,167,001,354
Total Number of Portfolio Holdings*	763
Portfolio Turnover Rate	5%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7483-STSR-1024

Western Asset Managed Municipals Fund
Class I [SMMYX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$27	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$3,167,001,354
Total Number of Portfolio Holdings*	763
Portfolio Turnover Rate	5%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7465-STSR-1024

Western Asset Managed Municipals Fund
Class IS [SSMMX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$26	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$3,167,001,354
Total Number of Portfolio Holdings*	763
Portfolio Turnover Rate	5%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7213-STSR-1024

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Managed Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Alabama — 2.0%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,875,885
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,494,753 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,749,279 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,499,086 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,281,521
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,725,800
Warrants, Series 2024, Refunding	5.250%	10/1/49	11,000,000	11,887,473
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	10,383,623
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,953,410 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,265,644
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,897,087
Total Alabama				63,013,561
Alaska — 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,606,220
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,221,392
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	806,398
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,458,898 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	777,050
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,937,074
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,186,592
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	1,013,144
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	$2,250,000	$2,066,507
Total Alaska				16,073,275
Arizona — 1.9%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,652,283
Series D	5.000%	7/1/46	1,900,000	1,919,530
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,374,256
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	991,691
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,159,206
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	770,262
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	461,286 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	655,060 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,942,703 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,907,227
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,784,822 (a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,430,660 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,751,520 (a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	768,250
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	236,393
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	461,009
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	551,488
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	1,005,981
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	$3,975,000	$4,045,966 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	985,562
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,311,953
Series A	5.000%	8/1/47	1,520,000	1,591,574
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,726,491
Total Arizona				59,485,173
Arkansas — 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,734,680 (c)
California — 10.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,254,902
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,751,872
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	4.170%	4/1/27	20,495,000	20,667,179 (a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,493,799 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	31,298,497 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,630,786 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,577,720 (a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,786,196
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	$1,140,000	$1,178,253
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,584,459
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,303,038 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	912,762 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,604,584 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,807,221 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,279,419 (d)
California State University Revenue, Systemwide, Series A, Refunding	4.000%	11/1/45	1,140,000	1,136,094
California State, GO:
Various Purpose, Refunding	5.000%	10/1/45	4,750,000	5,292,318
Various Purpose, Refunding	4.000%	10/1/50	3,750,000	3,754,395
California Statewide CDA Revenue, American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,949,648
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	12,635,118
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,031,896
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,318,615
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,651,721
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,715,778
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series A, Refunding	5.000%	7/1/38	4,555,000	4,892,674
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,598,014 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	$4,350,000	$4,450,793 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,379,104 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,294,681 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,675,000	2,568,169 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,905,828
Series A, Refunding	5.000%	7/1/46	1,520,000	1,548,259
Series C	5.000%	7/1/38	760,000	797,119
Series C	5.000%	7/1/42	9,865,000	10,305,141
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,709,633
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,709,622
Series A	6.500%	11/1/39	5,515,000	7,155,081
Series B	7.000%	11/1/34	20,115,000	25,393,045
Series B	6.500%	11/1/39	9,865,000	12,798,707
Series C	6.125%	11/1/29	3,640,000	3,899,029
Series C	7.000%	11/1/34	3,795,000	4,790,783
Series C	6.500%	11/1/39	980,000	1,271,438
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	6,700,000	7,284,167
Community Facilities District No 2020-1, Series 2023, AGM	4.500%	9/1/53	2,300,000	2,361,020
Community Facilities District No 2023-1	5.625%	9/1/53	1,580,000	1,683,380
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	5,390,000	5,724,524
Series B, Refunding	5.000%	6/1/39	7,535,000	7,965,663
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,143,391
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	$1,330,000	$1,420,326
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	680,000	696,307
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	3,034,194 (c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,251,789 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,303 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,462,729 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	922,560 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,170,778 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,243,442
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AGM	5.000%	6/1/52	190,000	190,083
South Whittier, CA, SD, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	1,029,180
Series B, AGM	4.000%	8/1/48	1,725,000	1,710,867
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	10,885,000	11,483,309
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,204,237
Total California				327,070,639
Colorado — 2.0%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	775,963
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	671,003
Series A	5.000%	12/1/49	1,000,000	807,882
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,229,483
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	$2,810,000	$2,892,929
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,808,429
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	8,146,560
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,900,301
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,794,971
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	3,183,903
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,637,540
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,141,327
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,216,049
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,263,241 (c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,659,047 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,893,455 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,187,497
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,933,336
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	686,906
Total Colorado				62,829,822
Connecticut — 0.7%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,550,394 (c)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	3,225,000	3,563,815
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,196,542
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State, GO:
Series A	5.000%	4/15/39	$1,250,000	$1,342,466
Series B	4.000%	1/15/42	1,500,000	1,530,311
Series B	4.000%	1/15/43	3,680,000	3,736,663
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,954,316 (d)
Total Connecticut				20,874,507
Delaware — 0.6%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,319,685
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,556,887
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,310,880
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,355,146
US 301 Project	5.000%	6/1/55	10,437,000	10,531,215
Total Delaware				19,073,813
District of Columbia — 0.9%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,174,401
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,542,334
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	6,600,000	7,134,221 (c)
Series A, Refunding	5.000%	10/1/30	8,180,000	8,912,320 (c)
Total District of Columbia				28,763,276
Florida — 6.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,718,573 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,587,100 (c)
Series A	5.000%	10/1/28	1,140,000	1,214,348 (c)
Series A	5.000%	10/1/45	16,700,000	16,819,410 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,720,567 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,287,269 (c)
Series B	5.000%	9/1/32	7,875,000	8,398,761 (c)
Series B	5.000%	9/1/33	6,535,000	6,956,483 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Broward County, FL, School Board, COP, Series B, Refunding	5.000%	7/1/32	$6,070,000	$6,148,770
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,949,258
Refunding, BAM	5.250%	10/1/53	2,500,000	2,801,461
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,000,000	1,018,335
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,248,831
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,230,092
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	2,014,632
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,316,168 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.250%	7/1/47	7,000,000	7,194,778 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	1,500,000	1,578,625 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	2,000,000	2,114,408 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	26,150,000	27,582,709 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue:
Series A-1, Refunding	5.000%	9/1/26	10,300,000	10,601,745
Series A-1, Refunding	5.000%	9/1/27	9,360,000	9,729,181
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,532,880
Series A, Refunding	5.000%	10/1/28	380,000	386,461
Series A, Refunding	5.000%	10/1/29	2,065,000	2,099,905
Series A, Refunding	5.000%	10/1/35	3,795,000	3,846,815
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,852,467
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	$3,605,000	$3,691,321 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,874,172 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,149,428 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,273,006
Series A, Refunding	4.000%	10/1/41	760,000	754,257
Series A, Refunding	5.000%	10/1/41	5,505,000	5,615,570
Series B, Refunding	5.000%	10/1/40	2,275,000	2,327,985 (c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	5,022,316
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	9,370,712 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	7,021,234 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	5,001,308
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,362,775
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	707,958
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	963,893
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,490,583
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(f)(g)(h)
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,773,912
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,089,180
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	355,000	367,612
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,136,746
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	$1,500,000	$1,553,490
Total Florida				197,497,496
Georgia — 1.4%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	625,000	655,046
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,139,958
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,232,605
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,792,724
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	320,000	328,475
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,360,813
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	900,075
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	817,545
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,565,060
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	719,285
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,271,171
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	721,573
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,502,647
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,792,648
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,565,283
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	$7,590,000	$7,899,026
Series A	5.000%	5/15/34	1,520,000	1,582,839
Series A	5.000%	5/15/43	1,480,000	1,531,408
Series C	5.000%	9/1/30	4,850,000	5,191,406 (a)(b)
Total Georgia				44,569,587
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	809,196
Series F, Refunding	4.000%	1/1/36	2,655,000	2,676,543
Total Guam				3,485,739
Hawaii — 0.2%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	6,790,000	5,938,975
Illinois — 12.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,250,247
Series 2018	5.000%	4/1/38	910,000	943,530
Series 2018	5.000%	4/1/42	3,340,000	3,430,029
Series 2023	5.750%	4/1/48	1,500,000	1,670,530
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	633,476
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,939,043
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,594,043
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,753,254
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	619,989
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,343,461
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,163,751
Dedicated, Series H	5.000%	12/1/46	3,010,000	3,033,114
Series A	5.000%	12/1/35	7,870,000	8,262,993
Series A	5.000%	12/1/39	4,700,000	4,876,378
Series A	5.000%	12/1/40	2,125,000	2,195,057
Series A	5.000%	12/1/41	16,040,000	16,515,690
Series B, Refunding	5.000%	12/1/36	1,935,000	2,026,077
Series C, Refunding	5.000%	12/1/24	150,000	150,353
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series C, Refunding	5.000%	12/1/25	$1,820,000	$1,844,962
Series C, Refunding, AGM	5.000%	12/1/32	3,075,000	3,242,427
Series D	5.000%	12/1/46	3,225,000	3,256,265
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	13,417,727
Series A, Refunding	5.000%	1/1/28	2,670,000	2,816,028
Series A, Refunding	6.000%	1/1/38	5,655,000	5,873,056
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,741,746
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,154,513
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,457,607
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,262,543 (c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,164,662 (c)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,238,271 (c)
Series C, Refunding	5.000%	1/1/31	2,465,000	2,475,734 (c)
Series C, Refunding	5.000%	1/1/32	2,525,000	2,535,098 (c)
Series C, Refunding	5.000%	1/1/33	2,275,000	2,283,773 (c)
Series C, Refunding	5.000%	1/1/34	2,125,000	2,132,957 (c)
Series C, Refunding	5.000%	1/1/35	380,000	381,371 (c)
Series C, Refunding	5.000%	1/1/46	5,315,000	5,322,913 (c)
Series D, Refunding	5.000%	1/1/46	760,000	761,628
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,950,681 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,371,425
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,496,233
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	3,078,677
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,943,969
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,236,552
Second Lien, Series A, AGM	5.250%	1/1/53	4,250,000	4,623,932
Second Lien, Series A, AGM	5.250%	1/1/58	6,365,000	6,920,372
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,157,117
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	783,270
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,524,138
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	8,995,791
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series 2017, Refunding	5.000%	11/1/29	$760,000	$806,433
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	803,070
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,797,515
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,635,463
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,061,625
Series A, Refunding	4.000%	11/15/41	2,845,000	2,800,877
Elk Grove Village, IL, GO:
Cook and DuPage Counties, Refunding	5.000%	1/1/34	1,025,000	1,072,902
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,028,027
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	728,886
Benedictine University, Refunding	4.000%	10/1/33	545,000	481,042
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	2,920,000	2,916,326
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,252,166
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,809,687
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	786,843
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	935,636
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	778,959
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,578,649
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,522,021
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	377,823
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,589,192
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	$1,520,000	$1,607,805
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	1,011,910
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	2,009,021
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,890,344
Series A,	5.000%	1/1/42	17,075,000	17,769,377
Series A, Refunding	5.000%	1/1/37	3,900,000	4,548,570
Series A, Refunding	5.000%	1/1/39	3,500,000	3,994,103
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	607,551
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	404,258
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	604,418
Illinois State, GO:
Series 2014	5.250%	2/1/32	4,195,000	4,200,909
Series 2016	5.000%	1/1/33	1,900,000	1,934,505
Series 2016	5.000%	11/1/33	1,405,000	1,444,127
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,359,591
Series 2016, Refunding	5.000%	2/1/29	985,000	1,032,086
Series A	5.000%	3/1/34	2,000,000	2,202,386
Series A	4.000%	3/1/39	3,975,000	3,924,923
Series A	5.000%	5/1/39	2,275,000	2,366,082
Series A	5.000%	3/1/46	7,855,000	8,298,500
Series A, Refunding	5.000%	10/1/30	3,680,000	3,947,630
Series B	4.000%	12/1/37	3,500,000	3,487,822
Series B	4.250%	5/1/46	5,400,000	5,264,646
Series C	5.000%	12/1/41	9,500,000	10,376,089
Series D	5.000%	11/1/27	29,275,000	31,119,381
Series D	5.000%	11/1/28	5,700,000	6,058,252
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	773,678
McCormick Place Expansion Project, Series A, BAM	0.000%	12/15/56	7,500,000	1,725,862
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	$9,680,000	$9,565,808
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	13,696,840
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	24,872,878
McCormick Place Expansion Project, Series B-1, Refunding, AGM	0.000%	6/15/47	1,000,000	360,551
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,708,421
Series A, Refunding, NATL	6.000%	7/1/29	13,340,000	14,581,274
Total Illinois				409,359,193
Indiana — 1.1%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	1,365,000	1,381,746
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,517,454
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,773,303
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	7,200,000	7,394,990
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,302,961
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,514,362
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,729,662
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,556,105
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	11,090,000	11,693,989 (c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,940,486
Total Indiana				35,805,058
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	$15,180,000	$17,654,754 (a)(b)(e)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,162,672
Total Iowa				19,817,426
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,328,120
Series 3	5.000%	2/1/44	2,275,000	2,290,168
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,542,668
Improvement, Series A	5.000%	9/1/45	2,275,000	2,302,695
Total Kansas				9,463,651
Kentucky — 2.1%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,060,386
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	21,440,000	21,552,708 (a)(b)
Series C	4.000%	6/1/25	34,460,000	34,560,664 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,248,068 (a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,682,351
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,197,410
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	748,721
Total Kentucky				67,050,308
Louisiana — 0.7%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,353,927
Series 2023	4.000%	4/1/53	2,850,000	2,744,674
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,644,246
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	$1,775,000	$1,832,117
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,389,457 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,699,695 (a)(b)
Total Louisiana				20,664,116
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,248,930
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	803,050
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,592,557
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,619,047
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	771,779
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,196,909
Total Maryland				14,232,272
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A	5.000%	1/1/54	12,000,000	13,069,250
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,150,608
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,909,784
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,922,390
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,830,741
Milford Regional Medical Center, Series F, Refunding	5.750%	7/15/43	1,140,000	1,140,773
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	981,955
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	3,089,922
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	$1,465,000	$1,478,897
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,710,786
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,963,241
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,508,921
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,371,292 (c)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,353,603 (c)
Series A, Refunding	5.000%	7/1/36	530,000	561,527 (c)
Series E	5.000%	7/1/46	5,505,000	5,776,989 (c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,549,969
Total Massachusetts				63,370,648
Michigan — 1.7%
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/38	3,500,000	4,001,802
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,715,533
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,453,226
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,315,560
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,117,207
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,667,207
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,249,609
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	769,987
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,191,019
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,255,268
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	$2,000,000	$1,992,309
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	590,000	606,511
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,783,554
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	10,245,000	10,226,119 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,989,140 (c)
Total Michigan				53,334,051
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	731,793
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,563,250 (c)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	2,125,000	2,179,104
Total Missouri				6,474,147
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	799,735
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	901,564
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	721,655
Nebraska State Public Power District Revenue, Series D	5.000%	1/1/46	3,035,000	3,086,381
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,882,400
Total Nebraska				11,391,735
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	14,363,513
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 5.5%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, Municipal Government GTD, AGM	5.000%	9/1/42	$1,710,000	$1,770,890
Series A, Refunding, Municipal Government GTD, BAM	5.000%	9/1/39	3,035,000	3,115,152
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,901,501 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,141,076 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	760,619 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,854,499
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,462,559
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,166,755
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	785,785 (c)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,142,615
State House Project, Series B	5.000%	6/15/43	2,555,000	2,657,968
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,737,028 (c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,415,369 (c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,546,369 (c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,819,901 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,749,675
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,384,801
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,425,727
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,814,920
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	$13,285,000	$13,425,890
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,779,814
Transportation Program, Series AA	5.000%	6/15/38	2,430,000	2,559,907
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,198,059
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,664,490
Transportation Program, Series AA	5.000%	6/15/45	3,295,000	3,315,189
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	7,120,354
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,715,000	3,038,057
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,464,412
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,998,986
Transportation Program, Series BB	4.000%	6/15/38	645,000	649,533
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,081,426
Transportation Program, Series BB	5.000%	6/15/50	3,795,000	3,900,343
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,207,829
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	1,890,302
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	3,083,742
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,532,316
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	3,979,023
Series C, Refunding	5.000%	1/1/44	13,750,000	15,267,290 (i)
Series G, Refunding	5.000%	1/1/36	16,905,000	17,848,362
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,777,882
Total New Jersey				175,436,415
New York — 15.8%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,514,324 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,753,339
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	$4,000,000	$3,946,477 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	5,855,466
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,559,623
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	1,998,108
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,489,080
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,145,552
Green Bonds, Series E, Refunding	5.000%	11/15/29	2,275,000	2,512,119
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,889,424
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	6,280,392
Series A-2	5.000%	5/15/30	6,905,000	7,544,037 (a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,698,764
Series A	4.125%	8/1/53	5,000,000	4,934,417
Subseries A-1	5.000%	8/1/39	3,555,000	3,815,938
Subseries A-1	4.000%	8/1/40	4,555,000	4,582,255
Subseries A-1	5.000%	8/1/47	6,415,000	6,863,541
Subseries B-1	5.000%	10/1/42	2,180,000	2,323,351
Subseries D-1	5.000%	3/1/43	1,000,000	1,067,846
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,047,223
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,861,929
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,898,460
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	17,117,920
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,608,360
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	3,500,000	3,517,133
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	10,928,747
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,987,115
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,889,460
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,637,895
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subordinated, Subseries C-1	5.000%	2/1/47	$23,000,000	$24,773,380
Subordinated, Subseries F-1	5.000%	2/1/45	7,000,000	7,668,002
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	11,728,159
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/30	10,000	10,936 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/32	5,000	5,468 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/34	5,000	5,468 (e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,606,481
Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	5,000	5,468 (e)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	7,941,620
Series B, Refunding	5.000%	2/15/43	10,000	10,715 (e)
Series E, Refunding	5.000%	3/15/34	18,975,000	19,350,009
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,634,617
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,715 (e)
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	7,040,000	7,379,701
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,823,343
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,954,650
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	7,186,010 (d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	8,833,727
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,615,000	4,511,406
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,418,198 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	$11,055,000	$11,425,598 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	841,412 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	9,280,770 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	7,167,872 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,204,677 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	8,034,933 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	18,261,525 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	17,750,000	18,497,250 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,399,879
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,641,709 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,119,284 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,379,127 (c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,513,731
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,775,312
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,491,279
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,760,084
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,462,380
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,892,703
Consolidated Series 218	4.000%	11/1/47	8,630,000	8,275,665 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,176,288 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,424,140 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,409,880 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	$28,325,000	$30,084,467 (j)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	3,750,000	3,994,774
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	3,163,684
General-MTA Bridges & Tunnels, Series C-2, Refunding	5.000%	11/15/42	7,810,000	8,132,044
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	6,335,000	6,750,718
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,962,129
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	826,844
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,092,153
Total New York				501,568,679
North Carolina — 0.5%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,250,000	1,235,388
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,740,000	1,676,087 (c)
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,809,667
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	333,549
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	962,082
Series A, Refunding	5.000%	7/1/47	2,085,000	2,115,473
Series A, Refunding	5.000%	7/1/51	6,410,000	6,494,079
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	866,845
Total North Carolina				16,493,170
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	$11,710,000	$9,441,362
Ohio — 1.6%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,921,475
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,561,551
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,921,605
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,285,182
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	756,761
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	7,328,029
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,066,108
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,046,365
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,140,000	1,048,884 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	8,785,000	8,765,469 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	8,883,849 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,046,005 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	439,141
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	800,816
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/37	1,520,000	1,536,537
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	993,835
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	$1,785,000	$1,798,940 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,258,952 (c)
Total Ohio				49,459,504
Oregon — 0.4%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,380,965
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,372,516 (a)(b)
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,256,289
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	887,852 (c)
Total Oregon				13,897,622
Pennsylvania — 4.3%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,428,667
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,173,704
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,625,136
Series 2018	5.000%	6/1/32	1,330,000	1,418,954
Series 2018	5.000%	6/1/34	760,000	808,540
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	740,000	744,613 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,099,198 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,774,756
Penn State Health	4.000%	11/1/35	760,000	769,281
Penn State Health	4.000%	11/1/37	1,520,000	1,530,261
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,050,000	2,084,728 (e)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	$1,520,000	$1,600,577 (e)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,443,994
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,885,366
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,322,606
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,179,818
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,500,000	1,524,741 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	1,000,000	1,067,310
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,172,564
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,434,988 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	23,417,890 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	2,001,382
Series A-1	5.000%	12/1/42	1,900,000	1,973,236
Series A-1	5.000%	12/1/47	3,015,000	3,132,476
Series A-2	5.000%	12/1/48	8,160,000	8,507,684
Series B	5.000%	12/1/45	4,000,000	4,291,817
Series B, Refunding	5.250%	12/1/44	1,150,000	1,273,233
Series B, Refunding	5.250%	12/1/52	3,000,000	3,263,963
Series C, Refunding	4.000%	12/1/51	2,275,000	2,180,622
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,538,345 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,624,233
Series B	5.000%	2/1/37	1,820,000	1,939,322
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Series B	5.000%	2/1/38	$1,710,000	$1,819,086
Philadelphia, PA, SD, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,092,715
Series A, State Aid Withholding	5.000%	9/1/35	910,000	923,838
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,991,739
Series A, Refunding	5.000%	11/1/45	2,950,000	3,156,799
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,754,768
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,241,500
Total Pennsylvania				135,214,450
Puerto Rico — 4.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	317,640 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	634,405 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,283,039 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	431,019 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,523,095 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,534,086 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,263,045 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	37,051,475 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	172,743
Restructured, Series A-1	5.375%	7/1/25	110,752	111,532
Restructured, Series A-1	5.625%	7/1/27	219,802	228,950
Restructured, Series A-1	5.625%	7/1/29	216,236	232,621
Restructured, Series A-1	5.750%	7/1/31	210,028	232,712
Restructured, Series A-1	4.000%	7/1/33	199,162	197,690
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,716,783
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,532,932
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,434,150
Restructured, Series A-1	4.000%	7/1/46	217,253	201,727
Subseries CW	0.000%	11/1/43	880,525	558,033 (b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	$3,635,000	$1,535,787 *(f)
Series A	5.000%	7/1/42	7,945,000	3,356,762 *(f)
Series A	5.050%	7/1/42	1,480,000	625,300 *(f)
Series CCC	—	7/1/21	25,000	10,500 *(k)
Series CCC	—	7/1/24	10,000	4,200 *(k)
Series CCC	—	7/1/24	760,000	319,200 *(k)
Series CCC	4.625%	7/1/25	25,000	10,563 *(f)
Series CCC	5.000%	7/1/28	475,000	200,688 *(f)
Series DDD, Refunding	—	7/1/19	15,000	6,300 *(k)
Series DDD, Refunding	—	7/1/21	330,000	138,600 *(k)
Series DDD, Refunding	—	7/1/21	2,695,000	1,131,900 *(k)
Series TT	—	7/1/17	25,000	10,500 *(k)
Series TT	—	7/1/24	90,000	37,800 *(k)
Series TT	5.000%	7/1/37	2,985,000	1,261,163 *(f)
Series XX	5.250%	7/1/40	10,665,000	4,505,962 *(f)
Series ZZ, Refunding	—	7/1/23	610,000	256,200 *(k)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	4,160,286
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	5,656,421
Restructured, Series A-1	4.550%	7/1/40	918,000	920,185
Restructured, Series A-1	4.750%	7/1/53	17,117,000	16,988,614
Restructured, Series A-1	5.000%	7/1/58	7,008,000	7,038,993
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,595,713
Restructured, Series A-2	4.329%	7/1/40	759,000	750,644
Total Puerto Rico				150,179,958
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,236,220
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,072,989
Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,786,387 (i)
Total Rhode Island				7,095,596
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.485%	3/1/31	$3,750,000	$3,916,990 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,699,052
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	595,375 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,266,039 (c)
Series 2018	5.000%	7/1/43	3,035,000	3,121,270 (c)
Series 2018	5.000%	7/1/48	2,085,000	2,128,871 (c)
Total South Carolina				16,727,597
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,171,367
Tennessee — 1.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,708,510
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,777,384
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AGM	5.250%	7/1/48	6,000,000	6,600,856
Series A, AGM	5.250%	7/1/53	1,900,000	2,073,444
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	1,520,000	1,578,235
Subordinated, Series B, Refunding	5.000%	7/1/42	1,900,000	1,972,793
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,092,230
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,427,696 (c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,255,569 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	17,350,000	17,389,766 (a)(b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Series A	5.250%	9/1/24	$3,825,000	$3,825,000
Total Tennessee				54,701,483
Texas — 8.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,819,577
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,704,903
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,319,500 (c)
Series 2014	5.000%	11/15/44	6,450,000	6,452,203 (c)
Series 2019	5.000%	11/15/36	3,615,000	3,822,044 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,571,932 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,258,739 (c)
Series 2022	5.000%	11/15/52	1,480,000	1,533,887 (c)
Series B	5.000%	11/15/33	2,000,000	2,131,023 (c)
Series B	5.000%	11/15/44	2,655,000	2,751,092 (c)
Bexar County, TX, Hospital District, GO:
Certificates of Obligation	5.000%	2/15/40	2,350,000	2,585,566
Certificates of Obligation	5.000%	2/15/48	3,000,000	3,228,943
Castleberry, TX, ISD, GO, Series B, PSF-GTD	4.000%	2/15/49	3,090,000	2,997,045 (i)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,626,121
Central Texas Turnpike System Revenue:
Series C, Refunding	5.000%	8/15/40	1,100,000	1,212,864
Series C, Refunding	5.000%	8/15/41	4,250,000	4,661,225
Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,419,502
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,926,842
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,436,798
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017, Refunding	5.000%	10/1/46	6,070,000	6,259,139
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	5,710,000	5,522,509
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	10,178,349
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,265,460
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,153,926
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	$3,795,000	$3,799,796 (c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	7,590,000	7,457,886
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	15,820,000	15,182,875
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B, Refunding	5.750%	7/1/27	930,000	972,173 (l)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,742,515
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	3,872,522
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,677,629 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,788,030 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,677,468 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,316,845 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,469,448 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,470,744 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,282,133
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	8/15/49	4,600,000	4,464,400 (i)
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	7,500,000	7,296,744
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	554,942 (c)
Series 2017	5.000%	11/1/36	540,000	553,027 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	2,590,000	2,590,527 (c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,589,599
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/1/54	4,565,000	4,413,313 (i)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	$5,000,000	$4,786,838
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,247,885
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	785,000	774,676
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,160,730
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,796,321
Series B, Refunding	5.000%	1/1/45	8,350,000	8,369,134
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,474,892 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,500,023
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	3,035,068
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	15,855,000	16,401,219
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	2,003,069 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,369,998 (c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	6,830,000	6,877,198 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,810,756
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	767,190
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,410,474 (c)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,864,077
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	$9,250,000	$8,851,412 (i)
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,703,180
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	5,000,000	4,792,651 (i)
Total Texas				257,008,596
Utah — 1.0%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	8,066,825 (c)
Series A	5.000%	7/1/36	3,645,000	3,750,781 (c)
Series A	5.000%	7/1/37	2,655,000	2,728,793 (c)
Series A	5.250%	7/1/42	2,500,000	2,733,886 (c)
Series B	5.000%	7/1/47	1,195,000	1,225,364
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,347,609
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,873,080
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	892,470
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	922,653
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,149,724
Series 2019	5.000%	10/15/25	845,000	856,749
Series 2019	4.000%	10/15/30	1,535,000	1,549,011
Series 2019	4.000%	10/15/34	760,000	761,313
Series 2019	4.000%	10/15/39	1,330,000	1,293,820
Series 2021	3.000%	10/15/45	760,000	571,263
Total Utah				30,723,341
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,988,739
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,203,545
Total Vermont				4,192,284
Virginia — 1.1%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,292,965
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia Hospital Center, Refunding	5.000%	7/1/27	$760,000	$804,399
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,649,973
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	651,196
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	4.750%	7/1/53	4,000,000	4,217,910
Riverside Health System, Series 2023, AGM	5.250%	7/1/53	1,750,000	1,909,839
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,858,824 (c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,422,047 (c)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,494,107 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,726,971 (c)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,333,717
Series A, Refunding	5.000%	1/1/35	2,070,000	2,175,194
Total Virginia				35,537,142
Washington — 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,791,840 (c)
Series 2019	5.000%	4/1/44	3,035,000	3,116,511 (c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,649,280 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,805,470 (c)
Series C	5.000%	5/1/42	6,450,000	6,614,839 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,638,222
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	547,033
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,241,277 (a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,777,513
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	4,076,704
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	$2,465,000	$2,197,225 (d)
Total Washington				43,455,914
Wisconsin — 0.9%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,430,708
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	2,010,535
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,391,903
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	5,450,000	5,755,534
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,327,132
Village of Mount Pleasant, WI, Tax Increment Revenue:
Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,382,694
Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,343,998
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,895,749
Total Wisconsin				28,538,253

Total Municipal Bonds (Cost — $3,092,644,228)				3,109,579,394
Municipal Bonds Deposited in Tender Option Bond Trusts(m) — 5.2%
Alabama — 0.3%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series C	5.000%	5/1/55	8,000,000	8,602,714 (a)(b)
Florida — 1.2%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	19,250,000	18,931,816
Series C	4.000%	7/1/54	19,800,000	19,288,623
Total Florida				38,220,439
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 3.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$17,015,000	$18,727,276
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,722,368
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	4.000%	3/15/45	25,000,000	24,759,593
Series A, Refunding	4.000%	3/15/41	25,000,000	25,145,881
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	32,619,937
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,571,820
Total New York				118,546,875

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $161,606,976)				165,370,028
Total Investments before Short-Term Investments (Cost — $3,254,251,204)				3,274,949,422

Short-Term Investments — 0.0%††
Municipal Bonds — 0.0%††
Florida — 0.0%††
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A. (Cost — $400,000)	2.750%	10/1/26	400,000	400,000 (n)(o)
Total Investments — 103.4% (Cost — $3,254,651,204)				3,275,349,422
TOB Floating Rate Notes — (2.9)%				(92,625,000)
Other Liabilities in Excess of Other Assets — (0.5)%				(15,723,068)
Total Net Assets — 100.0%				$3,167,001,354

See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	The coupon payment on this security is currently in default as of August 31, 2024.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	The maturity principal is currently in default as of August 31, 2024.
(l)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(m)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(n)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long- Term Bonds	774	12/24	$103,748,531	$102,119,625	$(1,628,906)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2024

Assets:
Investments, at value (Cost — $3,254,651,204)	$3,275,349,422
Interest receivable	36,383,277
Receivable for Fund shares sold	1,794,509
Deposits with brokers for open futures contracts	5,118
Prepaid expenses	51,360
Total Assets	3,313,583,686
Liabilities:
TOB Floating Rate Notes (Note 1)	92,625,000
Payable for securities purchased	42,985,013
Payable for Fund shares repurchased	5,387,235
Due to custodian	1,041,438
Investment management fee payable	1,032,439
Interest and commitment fees payable	958,648
Distributions payable	829,953
Payable to brokers — net variation margin on open futures contracts	798,188
Service and/or distribution fees payable	274,879
Trustees’ fees payable	11,172
Accrued expenses	638,367
Total Liabilities	146,582,332
Total Net Assets	$3,167,001,354
Net Assets:
Par value (Note 7)	$2,090
Paid-in capital in excess of par value	3,285,029,495
Total distributable earnings (loss)	(118,030,231)
Total Net Assets	$3,167,001,354
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Net Assets:
Class 1	$13,244,790
Class A	$1,994,741,645
Class C	$33,983,336
Class I	$757,801,338
Class IS	$367,230,245
Shares Outstanding:
Class 1	877,526
Class A	131,729,694
Class C	2,242,012
Class I	49,966,449
Class IS	24,217,050
Net Asset Value:
Class 1 (and redemption price)	$15.09
Class A (and redemption price)	$15.14
Class C*	$15.16
Class I (and redemption price)	$15.17
Class IS (and redemption price)	$15.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$15.73

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2024

Investment Income:
Interest	$63,856,959
Expenses:
Investment management fee (Note 2)	6,344,760
Service and/or distribution fees (Notes 2 and 5)	1,641,246
Interest expense (Note 1)	1,251,032
Transfer agent fees (Notes 2 and 5)	1,041,334
Registration fees	76,723
Fund accounting fees	49,831
Legal fees	47,758
Audit and tax fees	38,683
Trustees’ fees	38,243
Shareholder reports	34,631
Commitment fees (Note 8)	14,581
Insurance	12,139
Custody fees	9,188
Miscellaneous expenses	13,259
Total Expenses	10,613,408
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(238,941)
Net Expenses	10,374,467
Net Investment Income	53,482,492
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,184,486)
Futures contracts	5,119,811
Net Realized Gain	1,935,325
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	20,842,443
Futures contracts	(2,786,527)
Change in Net Unrealized Appreciation (Depreciation)	18,055,916
Net Gain on Investments and Futures Contracts	19,991,241
Increase in Net Assets From Operations	$73,473,733
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2024 (unaudited) and the Year Ended February 29, 2024	August 31	February 29
Operations:
Net investment income	$53,482,492	$106,045,312
Net realized gain (loss)	1,935,325	(22,322,957)
Change in net unrealized appreciation (depreciation)	18,055,916	89,992,081
Increase in Net Assets From Operations	73,473,733	173,714,436
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(53,472,764)	(105,295,691)
Decrease in Net Assets From Distributions to Shareholders	(53,472,764)	(105,295,691)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	247,771,068	782,670,581
Reinvestment of distributions	48,846,494	95,481,310
Cost of shares repurchased	(312,501,583)	(859,957,142)
Increase (Decrease) in Net Assets From Fund Share Transactions	(15,884,021)	18,194,749
Increase in Net Assets	4,116,948	86,613,494
Net Assets:
Beginning of period	3,162,884,406	3,076,270,912
End of period	$3,167,001,354	$3,162,884,406
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[3]
Net asset value, beginning of period	$15.00	$14.65	$16.08	$16.42	$16.84	$15.84
Income (loss) from operations:
Net investment income	0.26	0.52	0.46	0.42	0.48	0.54
Net realized and unrealized gain (loss)	0.09	0.34	(1.43)	(0.34)	(0.43)	1.00
Total income (loss) from operations	0.35	0.86	(0.97)	0.08	0.05	1.54
Less distributions from:
Net investment income	(0.26)	(0.51)	(0.46)	(0.42)	(0.47)	(0.54)
Total distributions	(0.26)	(0.51)	(0.46)	(0.42)	(0.47)	(0.54)
Net asset value, end of period	$15.09	$15.00	$14.65	$16.08	$16.42	$16.84
Total return[4]	2.41%	6.03%	(6.04)%	0.44%	0.40%	9.88%
Net assets, end of period (000s)	$13,245	$13,244	$13,750	$16,397	$17,842	$19,140
Ratios to average net assets:
Gross expenses	0.59%[5]	0.56%	0.54%	0.50%	0.51%	0.53%
Net expenses[6]	0.59 [5,7]	0.56 [7]	0.53 [7]	0.50	0.51 [7]	0.52 [7]
Net investment income	3.44 [5]	3.52	3.08	2.55	2.95	3.34
Portfolio turnover rate	5%	19%	33%[8]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[3]
Net asset value, beginning of period	$15.05	$14.70	$16.14	$16.48	$16.89	$15.89
Income (loss) from operations:
Net investment income	0.25	0.50	0.43	0.40	0.46	0.52
Net realized and unrealized gain (loss)	0.09	0.34	(1.43)	(0.34)	(0.42)	1.00
Total income (loss) from operations	0.34	0.84	(1.00)	0.06	0.04	1.52
Less distributions from:
Net investment income	(0.25)	(0.49)	(0.44)	(0.40)	(0.45)	(0.52)
Total distributions	(0.25)	(0.49)	(0.44)	(0.40)	(0.45)	(0.52)
Net asset value, end of period	$15.14	$15.05	$14.70	$16.14	$16.48	$16.89
Total return[4]	2.34%	5.87%	(6.21)%	0.32%	0.28%	9.78%
Net assets, end of period (millions)	$1,995	$2,024	$2,042	$3,447	$3,271	$3,618
Ratios to average net assets:
Gross expenses	0.72%[5]	0.70%	0.68%	0.63%	0.64%	0.66%
Net expenses[6,7]	0.72 [5]	0.70	0.67	0.63	0.64	0.66
Net investment income	3.31 [5]	3.38	2.88	2.41	2.82	3.18
Portfolio turnover rate	5%	19%	33%[8]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[3]
Net asset value, beginning of period	$15.06	$14.71	$16.15	$16.49	$16.91	$15.90
Income (loss) from operations:
Net investment income	0.21	0.42	0.36	0.31	0.37	0.45
Net realized and unrealized gain (loss)	0.09	0.34	(1.44)	(0.34)	(0.43)	0.99
Total income (loss) from operations	0.30	0.76	(1.08)	(0.03)	(0.06)	1.44
Less distributions from:
Net investment income	(0.20)	(0.41)	(0.36)	(0.31)	(0.36)	(0.43)
Total distributions	(0.20)	(0.41)	(0.36)	(0.31)	(0.36)	(0.43)
Net asset value, end of period	$15.16	$15.06	$14.71	$16.15	$16.49	$16.91
Total return[4]	2.05%	5.28%	(6.71)%	(0.24)%	(0.27)%	9.17%
Net assets, end of period (000s)	$33,983	$40,655	$58,420	$98,239	$140,793	$257,441
Ratios to average net assets:
Gross expenses	1.29%[5]	1.26%	1.22%	1.19%	1.19%	1.22%
Net expenses[6,7]	1.29 [5]	1.26	1.21	1.19	1.19	1.22
Net investment income	2.74 [5]	2.81	2.36	1.86	2.28	2.72
Portfolio turnover rate	5%	19%	33%[8]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[3]
Net asset value, beginning of period	$15.07	$14.72	$16.16	$16.50	$16.92	$15.92
Income (loss) from operations:
Net investment income	0.26	0.53	0.47	0.43	0.49	0.55
Net realized and unrealized gain (loss)	0.10	0.34	(1.44)	(0.34)	(0.43)	1.00
Total income (loss) from operations	0.36	0.87	(0.97)	0.09	0.06	1.55
Less distributions from:
Net investment income	(0.26)	(0.52)	(0.47)	(0.43)	(0.48)	(0.55)
Total distributions	(0.26)	(0.52)	(0.47)	(0.43)	(0.48)	(0.55)
Net asset value, end of period	$15.17	$15.07	$14.72	$16.16	$16.50	$16.92
Total return[4]	2.44%	6.06%	(6.01)%	0.49%	0.47%	9.88%
Net assets, end of period (millions)	$758	$745	$717	$1,114	$1,062	$1,172
Ratios to average net assets:
Gross expenses	0.59%[5]	0.57%	0.52%	0.50%	0.50%	0.52%
Net expenses[6,7]	0.53 [5]	0.51	0.47	0.46	0.45	0.49
Net investment income	3.50 [5]	3.56	3.11	2.59	3.01	3.36
Portfolio turnover rate	5%	19%	33%[8]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’
consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[3]
Net asset value, beginning of period	$15.07	$14.72	$16.16	$16.50	$16.92	$15.92
Income (loss) from operations:
Net investment income	0.27	0.53	0.48	0.43	0.49	0.55
Net realized and unrealized gain (loss)	0.08	0.35	(1.45)	(0.33)	(0.42)	1.01
Total income (loss) from operations	0.35	0.88	(0.97)	0.10	0.07	1.56
Less distributions from:
Net investment income	(0.26)	(0.53)	(0.47)	(0.44)	(0.49)	(0.56)
Total distributions	(0.26)	(0.53)	(0.47)	(0.44)	(0.49)	(0.56)
Net asset value, end of period	$15.16	$15.07	$14.72	$16.16	$16.50	$16.92
Total return[4]	2.45%	6.09%	(5.98)%	0.53%	0.50%	9.94%
Net assets, end of period (000s)	$367,230	$340,515	$245,287	$117,624	$66,125	$61,135
Ratios to average net assets:
Gross expenses	0.50%[5]	0.49%	0.45%	0.42%[6]	0.42%	0.45%
Net expenses[7]	0.50 [5,8]	0.48 [8]	0.44 [8]	0.42 [6]	0.42 [8]	0.44 [8]
Net investment income	3.53 [5]	3.60	3.25	2.61	3.03	3.34
Portfolio turnover rate	5%	19%	33%[9]	11%	27%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was
0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$3,109,579,388	$6	$3,109,579,394
Municipal Bonds Deposited in Tender Option Bond Trusts	—	165,370,028	—	165,370,028
Total Long-Term Investments	—	3,274,949,416	6	3,274,949,422
Short-Term Investments†	—	400,000	—	400,000
Total Investments	—	$3,275,349,416	$6	$3,275,349,422
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,628,906	—	—	$1,628,906

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended August 31, 2024, the average daily amount of floating rate notes outstanding was $63,232,283 and weighted average interest rate was 3.87%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of August 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended August 31, 2024, fees waived and/or expenses reimbursed amounted to $238,941.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at August 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class 1	Class A	Class C	Class I	Class IS
Expires February 28, 2025	$334	$55,147	$1,743	$449,988	$13,067
Expires February 28, 2026	367	55,574	1,435	429,584	17,899
Expires February 28, 2027	70	10,527	191	226,076	2,077
Total fee waivers/expense reimbursements subject to recapture	$771	$121,248	$3,369	$1,105,648	$33,043
For the six months ended August 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,442 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended August 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$49,804	—
CDSCs	52,309	$1,153

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2024, such purchase and sale transactions (excluding accrued interest) were $157,880,000 and $84,765,000, respectively.
3. Investments
During the six months ended August 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$326,775,707
Sales	162,309,528
At August 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$3,157,281,701	$81,228,622	$(55,785,901)	$25,442,721
Futures contracts	—	—	(1,628,906)	(1,628,906)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2024.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,628,906
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$5,119,811

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,786,527)
During the six months ended August 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$97,466,679
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

For the six months ended August 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$6,027
Class A	$1,511,126	684,452
Class C	130,120	16,091
Class I	—	334,549
Class IS	—	215
Total	$1,641,246	$1,041,334
For the six months ended August 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$70
Class A	10,527
Class C	191
Class I	226,076
Class IS	2,077
Total	$238,941
6. Distributions to shareholders by class

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
Net Investment Income:
Class 1	$228,279	$462,084
Class A	33,314,854	67,303,739
Class C	506,943	1,378,541
Class I	13,144,200	25,712,225
Class IS	6,278,488	10,439,102
Total	$53,472,764	$105,295,691
7. Shares of beneficial interest
At August 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2024		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	15,287	$228,276	31,422	$462,084
Shares repurchased	(20,821)	(311,896)	(86,833)	(1,275,891)
Net decrease	(5,534)	$(83,620)	(55,411)	$(813,807)
Class A
Shares sold	6,739,105	$101,140,697	20,812,630	$307,224,593
Shares issued on reinvestment	2,098,269	31,429,540	4,279,681	63,142,527
Shares repurchased	(11,611,178)	(174,185,240)	(29,473,560)	(433,765,162)
Net decrease	(2,773,804)	$(41,615,003)	(4,381,249)	$(63,398,042)
Class C
Shares sold	83,751	$1,259,974	210,037	$3,095,073
Shares issued on reinvestment	29,952	449,016	82,795	1,222,617
Shares repurchased	(571,027)	(8,580,403)	(1,563,821)	(23,138,434)
Net decrease	(457,324)	$(6,871,413)	(1,270,989)	$(18,820,744)
Class I
Shares sold	5,940,089	$89,357,850	20,576,233	$304,005,124
Shares issued on reinvestment	735,288	11,032,776	1,452,469	21,455,048
Shares repurchased	(6,119,060)	(92,023,616)	(21,331,241)	(312,144,564)
Net increase	556,317	$8,367,010	697,461	$13,315,608
Class IS
Shares sold	3,725,817	$56,012,547	11,424,562	$168,345,791
Shares issued on reinvestment	380,341	5,706,886	622,508	9,199,034
Shares repurchased	(2,487,183)	(37,400,428)	(6,111,277)	(89,633,091)
Net increase	1,618,975	$24,319,005	5,935,793	$87,911,734
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the

Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2024.
9. Deferred capital losses
As of February 29, 2024, the Fund had deferred capital losses of $145,742,632, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset Managed Municipals Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Managed Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain
Western Asset Managed Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general and insured municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3- and 10-year periods ended December 31, 2023 and slightly trailed the performance of its benchmark index for the 5-year period ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The

Western Asset Managed Municipals Fund

information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional general and insured municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Managed Municipals Fund

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Western Asset
Managed Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Managed Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Managed Municipals Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90002-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2024